Discontinued Operations - Summary of Net Loss from Discontinued Operations (Details) - CAD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Revenues		$ 112	$ 157	$ 248	$ 157
Expenses
Research and development expenses		(4,339)	(3,942)	(8,508)	(8,317)
Administration expenses		4,776	4,505	8,335	9,205
Total income (loss) from discontinued operations		(166)	123	(17)	147
Discontinued Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Revenues		0	8	0	15
Expenses
Research and development expenses	[1]	(14)	(389)	(345)	(1,201)
Administration expenses		80	142	261	336
Gain on foreign exchange		0	(12)	0	(12)
Finance costs		2	144	3	145
Total income (loss) from discontinued operations		$ (68)	$ 123	$ 81	$ 747

[1]	Expense (income) recognized in regards to an agreement with a CDMO which in the comparative period is accounted for in part as a lease (note 5) and an onerous contract (note 6). These expenses (income) are due to changes to the discounted value caused by changes in inflation and discount rates.